RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

Nine Energy Service, Inc. (“Nine”)

The Company purchased $1.1 million, $1.5 million, and $0.8 million for the years ended December 31, 2024, 2023, and 2022, respectively, of products and rentals from Nine. One of the Company’s directors, Andrew Waite, served as a director of Nine until February 28, 2025. As of December 31, 2024, and December 31, 2023, the Company had total liabilities of $0.0 (zero) million and $0.4 million, respectively, on its Consolidated Balance Sheets related to these purchases.